Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets	PARENT COMPANY BALANCE SHEETS
	As of December 31,
	2022	2023
ASSETS
Cash and cash equivalents	$1,104	$1,889
Investment income in subsidiaries	-	-
Prepaid expenses and other current assets, net	2	2,493,301
Amount due from intercompany-current	-	17,656,465
TOTAL ASSETS	$1,106	$20,151,655

LIABILITIES
Accounts payable	$-	$34,277
Accrued expenses and other current liabilities	-	347,014
Investment deficit in subsidiaries	5,887,042	24,469,459
Amount due to intercompany-current	-	164,593
TOTAL LIABILITIES	$5,887,042	$25,015,343

Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 22,115,592 shares and 24,015,592 shares issued and outstanding as of December 31,2022 and December 31, 2023, respectively)	$1,106	$1,201
Preferred shares (par value of $0.00005 per share; nil and 3,700,000 preferred shares authorized as of December 31, 2022 and 2023, respectively; nil and 3,700,000 preferred shares issued and outstanding as of December 31, 2022 and 2023, respectively)	-	185
Additional paid-in capital	75,621,294	108,729,047
Statutory reserve	237,486	237,486
Accumulated deficit	(78,483,156)	(110,833,045)
Accumulated other comprehensive loss	(3,262,666)	(2,998,562)
Total shareholders’ deficit	$(5,885,936)	$(4,863,688)

Schedule of Parent Company Statements of Operations and Comprehensive (Loss)/Income	PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS)
	Years ended December 31,
	2021	2022	2023
Operating expenses:
Selling expenses	$-	$-	$(811,129)
General and administrative expenses	-	-	(1,496,239)
Other income	-	-	161,408
Share of loss in subsidiaries and VIEs	3,677,813	(5,898,535)	(24,315,847)
Income/(Loss) before income tax provision	3,677,813	(5,898,535)	(26,461,807)
Provision for income tax	-	-	-
Net Income/(loss)	$3,677,813	$(5,898,535)	$(26,461,807)

Schedule of Parent Company Statements of Cash Flow	PARENT COMPANY STATEMENTS OF CASH FLOW
	Years ended December 31,
	2021	2022	2023
Net cash used in operating activities	$-	$(1)	$(21,749,842)
Net cash used in investing activities	-	-	(13,000,000)
Net cash provided by financing activities	-	-	34,750,627
Net cash inflow	$-	$(1)	$785